RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 22, 2017	Dec. 14, 2016	Dec. 02, 2015	Jun. 02, 2015	Jul. 31, 2015	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2015	Dec. 18, 2015
Common shares issued in offerings (shares)	1,440,000	58,909		107,160
Value of common stock issued upon new issue		$ 84		$ 146		$ 215	$ 569	$ 717	$ 347
Mr. Shlomi Palas [Member] | Promissory Note [Member]
Debt face amount										$ 129
Accredited Investors [Member] | Offering [Member]
Aggregate gross proceeds from closings of offerings			$ 225		$ 250
Share price (in dollars per share)			$ 1.352		$ 2.288
Common shares issued in offerings (shares)			166,069